Related party transactions - Service agreements, lease agreements and products - Summary (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Balances
Accounts Payables	€ 182,534,000		€ 147,349,000
Service Agreements
Transactions
Sales of goods and services	11,003,000	€ 10,631,000
Purchases of goods and services	57,282,000	47,940,000
Balances
Accounts Receivable	2,104,000		11,223,000
Accounts Payables	5,590,000		7,644,000
Lease Agreements
Transactions
Purchases of goods and services	11,592,000	10,239,000
Products
Transactions
Sales of goods and services	17,289,000	16,065,000
Purchases of goods and services	215,628,000	220,417,000
Balances
Accounts Receivable	10,944,000		9,148,000
Accounts Payables	66,266,000		40,526,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	121,874,000		91,026,000
Accounts Payables	81,694,000		76,159,000
Fresenius SE (largest shareholder) | Service Agreements
Transactions
Sales of goods and services	308,000	260,000
Purchases of goods and services	10,772,000	11,747,000
Balances
Accounts Receivable	38,000		40,000
Accounts Payables	2,645,000		2,948,000
Fresenius SE (largest shareholder) | Lease Agreements
Transactions
Purchases of goods and services	4,274,000	4,131,000
Affiliates of Fresenius SE | Service Agreements
Transactions
Sales of goods and services	1,671,000	1,724,000
Purchases of goods and services	46,510,000	36,193,000
Balances
Accounts Receivable	756,000		9,445,000
Accounts Payables	2,945,000		4,696,000
Affiliates of Fresenius SE | Lease Agreements
Transactions
Purchases of goods and services	7,318,000	6,108,000
Affiliates of Fresenius SE | Products
Transactions
Sales of goods and services	17,289,000	16,065,000
Purchases of goods and services	18,652,000	21,070,000
Balances
Accounts Receivable	10,944,000		9,148,000
Accounts Payables	6,690,000		3,976,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	9,024,000	8,647,000
Balances
Accounts Receivable	1,310,000		1,738,000
Equity method investees | Products
Transactions
Purchases of goods and services	196,976,000	€ 199,347,000
Balances
Accounts Payables	€ 59,576,000		€ 36,550,000